NOTES PAYABLE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Mar. 31, 2025
Proceeds from borrowings on note payable			$ 0	$ 35,567	$ 35,567	$ 0
Interest Expense, Operating and Nonoperating	$ 16,309	$ 14,369	46,778	40,927	55,954	51,243
Accrued interest payable	112,124		112,124		79,226	61,745
Notes Payable, Other Payables
Principal Amount	68,400		68,400		$ 85,567
Lender
Proceeds from borrowings on note payable			50,000				$ 50,000
Debt Instrument, Interest Rate, Effective Percentage					6.00%
Interest Expense, Operating and Nonoperating					$ 3,008	3,000
Deposit Liabilities, Accrued Interest					10,644	$ 7,636
Unrelated Individual
Interest Expense, Operating and Nonoperating	1,684	$ 2,123	6,302	$ 3,257	2,925
Deposit Liabilities, Accrued Interest					2,925
Accrued interest payable	$ 17,433		$ 17,433		13,569
January 2, 2025 | Notes Payable, Other Payables
Debt Instrument, Interest Rate, Effective Percentage	12.00%		12.00%
Principal Amount	$ 0		$ 0		11,667			$ 11,667
Accrued interest payable								1,733
February 9, 2025 | Notes Payable, Other Payables
Debt Instrument, Interest Rate, Effective Percentage	20.00%		20.00%
Principal Amount	$ 0		$ 0		$ 5,500			5,500
Accrued interest payable								$ 705